UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2015

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2015

Mutual Funds (97.7%)	Shares	Value

T. Rowe Price New Horizons	10,378	$ 451,535
Fidelity Small Cap Discovery	15,506	419,279
Homestead Small Company Stock	11,415	419,502
Vanguard Strategic Small Cap Equity Inv	14,049	406,567
Hodges Small Cap	22,662	405,424
TFS Small Cap	32,136	396,874
Vanguard Small Cap Value Index Adm	9,436	392,823
Pimco Small Cap StockPLUS AR Strategy I	47,422	385,069
Glenmede Small Cap Equity Adv	14,453	352,221
Vanguard Tax Managed Small Cap Adm	7,819	336,472
T. Rowe Price Small Cap Stock	8,052	329,891
AllianceBernstein Small Cap Growth Adv	7,133	317,435
Walthausen Small Cap Value	14,376	277,315
Adirondack Small Cap	12,838	242,631
DFA US Targeted Value I	11,843	240,528

Total Mutual Funds (Cost $ 4,969,250)		5,373,566

Short-Term Securities (2.0%)

Fidelity Institutional Money Market (Cost $ 109,032)		109,032

Total Short-Term Securities		109,032

Total Investments in Securities (Cost $ 5,078,282) (99.7%)		5,482,598

Other Assets (0.3%)		14,602

Net Assets (100%)		$ 5,497,200

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

September 30, 2015

Mutual Funds (96.8%)	Shares	Value

Primecap Odyssey Aggressive Growth	19,677	$ 610,986
Glenmede Large Cap Core Portfolio	29,257	610,008
ClearBridge Aggressive Growth FI	3,105	579,694
Oakmark Select I	15,543	571,842
Pimco Fundamental Index Plus AR I	93,836	532,991
T. Rowe Price Value	15,652	495,083
Nicholas	7,550	487,649
Akre Focus I	21,771	484,833
Vanguard Selected Value Inv	17,618	465,284
Rydex S & P 500 Pure Value H	3,506	454,523
Vanguard Strategic Equity Inv	14,516	447,398
VOYA Corporate Leaders Trust B	15,919	443,502
Hodges	12,724	438,453
AMG Yacktman Service	19,206	434,429
T Rowe Price Media & Telecommunications	6,031	396,728
Matthew 25	13,263	365,252
Fairholme	10,691	363,828
LSV Value Equity	15,178	336,947
Aston/Fairpointe Mid Cap N	9,347	324,448
Harbor Mid Cap Value I	14,537	277,663

Total Mutual Funds (Cost $ 8,845,000)		9,121,541

Short-Term Securities (2.7%)

Fidelity Institutional Money Market (Cost $ 255,649)		255,649

Total Short-Term Securities		255,649

Total Investments in Securities (Cost $ 9,100,649) (99.5%)		9,377,190

Other Assets (0.5%)		42,118

Net Assets (100%)		$ 9,419,308

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2015

Mutual Funds (87.8%)	Shares	Value

MFS International Value I	9,983	$ 349,016
T. Rowe Price Health Sciences	4,771	341,108
Oakmark International I	15,177	323,879
Lazard International Strategic Equity I	22,762	296,131
Oppenheimer International Growth Y	7,908	272,282
Virtus Emerging Market Opportunities I	30,190	269,600
Oppenheimer Developing Markets Y	9,178	264,875
Pimco International StockPLUS AR Strategy I (USD Hedged)	38,637	261,574
Franklin International Small Cap Growth Adv	13,158	246,579
Prudential Global Real Estate Z	8,161	190,887
Harding Loevner Frontier Emerging Markets I	23,611	180,152
T. Rowe Price Africa and Middle East	20,284	169,982
Baron Emerging Markets Retail	16,425	168,195
Alpine Global Infrastructure I	9,744	163,603
Third Avenue Real Estate Value I	4,771	142,844
Vanguard Materials Index Adm	3,209	142,768
Calvert Global Water A	8,858	131,712
Fidelity Select Chemicals Portfolio	1,094	131,455
Vanguard Energy Index Adm	2,628	111,284
Pimco CommoditiesPLUS Strategy I	15,760	97,556
Columbia Acorn Emerging Markets R4	8,078	83,360

Total Mutual Funds (Cost $ 4,212,860)		4,338,842

Short-Term Securities (11.4%)

Fidelity Institutional Money Market (Cost $ 562,907)		562,907

Total Short-term Securities		562,907

Total Investments in Securities (Cost $ 4,775,767) (99.2%)		4,901,749

Other Assets (0.8%)		39,869

Net Assets (100%)		$ 4,941,618

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2015

Mutual Funds (87.6%)	Shares	Value

Pimco Income I	15,528	$ 187,733
Pimco Foreign Bond (USD Hedged) I	16,974	179,929
Blackrock High Yield Bond	22,843	169,492
Templeton Global Total Return Adv	14,946	169,488
Vanguard High Dividend Yield Index Inv	6,890	170,944
Fidelity New Markets Income	11,564	168,025
TCW Emerging Markets Income I	20,610	154,577
Loomis Sayles Bond I	11,253	153,605
Thornburg Limited Term Income A	11,321	150,799
Cohen & Steers Preferred Sec & Inc I	10,938	146,792
Pimco Investment Grade Corporate Bond I	14,303	147,032
Doubleline Total Return Bond Fund I	13,026	142,506
Forward Select Income I	5,982	143,145
Frost Total Return Bond A	13,787	144,215
Prudental Jennison Utility Z	10,966	144,971
Berwyn Income	10,865	140,372
Nuveen Strategies Income I	13,261	138,841
TCW Total Return Bond I	13,671	140,948
USAA Intermediate Term Bond	12,789	133,263
Virtus Multi-Sector Short Term Bond I	27,347	128,532
Credit Suisse Floating Rate High Income I	17,601	118,276
Nuveen Symphony Floating Rate Income I	5,956	117,743
Thompson Bond	10,408	114,072

Total Mutual Funds (Cost $ 3,635,000)		3,405,300

Short-Term Securities (11.3%)

Fidelity Institutional Money Market (Cost $ 440,369)		440,369

Total Short-term Securities		440,369

Total Investments in Securities (Cost $ 4,075,369) (98.9%)		3,845,669

Other Assets (1.1%)		43,936

Net Assets (100%)		$ 3,889,605

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2015:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 5,482,598	$ 9,377,190	$ 4,901,749	$ 3,845,669
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 5,482,598	$ 9,377,190	$ 4,901,749	$ 3,845,669

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 30, 2015